NATURE OF BUSINESS - Organization (Details) $ / shares in Units, $ in Millions	Dec. 03, 2021 USD ($) $ / shares shares	Sep. 30, 2021 $ / shares	Jun. 21, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Subsidiary, Sale of Stock [Line Items]
Common stock, par value (in dollars per share)		$ 0.0001		$ 0.0001	$ 0.0001
Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Gross proceeds | $	$ 175.0
Proceeds from PIPE | $	102.8
Transaction costs | $	33.2
Subsequent Event | Anchor Investor [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from sale of equity | $	$ 63.9
Class A Common Stock | Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Common stock, par value (in dollars per share)	$ 0.0001
Exchange ratio	1.47
Sale of stock (in dollars per share)			$ 10.00
Class A Common Stock | Subsequent Event | Anchor Investor [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock (in shares) | shares	6,387,026
Sale of stock (in dollars per share)	$ 10.00
Class A Common Stock | Subsequent Event | Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock (in shares) | shares	10,280,000
Sale of stock (in dollars per share)	$ 10.00